REGULATORY MATTERS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Actual Amount [Abstract]
Tangible capital (to tangible assets)	$ 86,550	$ 73,612
Core capital (to adjusted tangible assets)	86,550	73,612
Tier 1 capital (to risk weighted assets)	86,550	73,612
Total Risk	93,125	79,161
Actual Ratio [Abstract]
Tangible capital (to tangible assets) (in hundredths)	10.35%	10.45%
Core capital (to adjusted tangible assets) (in hundredths)	10.35%	10.45%
Tier 1 capital (to risk weighted assets) (in hundredths)	16.23%	16.63%
Total Risk (in hundredths)	17.46%	17.89%
For Capital Adequacy Purposes Amount [Abstract]
Tangible capital (to tangible assets)	12,544	10,562
Core capital (to adjusted tangible assets)	33,450	28,164
Tier 1 capital (to risk weighted assets)	21,334	17,703
Total Risk	42,668	35,407
For Capital Adequacy Purposes Ratio [Abstract]
Tangible capital (to tangible assets) (in hundredths)	1.50%	1.50%
Core capital (to adjusted tangible assets) (in hundredths)	4.00%	4.00%
Tier 1 capital (to risk weighted assets) (in hundredths)	4.00%	4.00%
Total Risk (in hundredths)	8.00%	8.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions Amount [Abstract]
Tangible capital (to tangible assets)	0	0
Core capital (to adjusted tangible assets)	41,812	35,206
Tier 1 capital (to risk weighted assets)	32,001	26,555
Total Risk	$ 53,336	$ 44,259
To Be Well Capitalized Under Prompt Corrective Action Provision Ratio [Abstract]
Core capital (to adjusted tangible assets) (in hundredths)	5.00%	5.00%
Tier 1 capital (to risk weighted assets) (in hundredths)	6.00%	6.00%
Total Risk (in hundredths)	10.00%	10.00%